STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - 401K RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income (loss):
Net depreciation in fair value of investments	$ (797,596)
Interest and dividends	389,965
Net investment (loss)	(407,631)
Interest income on notes receivable from participants	25,255
Contributions:
Employee contributions	2,001,592
Employer contributions	1,231,613
Rollovers	866,710
Total contributions	4,099,915
Total additions	3,717,539
Deductions:
Distributions to participants or beneficiaries	2,753,207
Fees and expenses	40,020
Total deductions	2,793,227
Net increase in net assets available for benefits during the year	924,312
Net assets available for benefits, beginning of year	24,108,833
Net assets available for benefits, end of year	$ 25,033,145